Six Thirteen Core Equity Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Six Thirteen Core Equity Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Six Thirteen Core Equity Fund Six Thirteen Core Equity Fund USD ($)
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Six Thirteen Core Equity Fund Six Thirteen Core Equity Fund
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	15.50%	[1]
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	16.47%
Fee Waiver/Expense Reimbursement	(15.04%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.43%	[2]
[1]	Other Expenses are estimated for the Fund’s initial year of operation.
[2]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser (defined later) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2020, so that Total Annual Fund Operating Expenses does not exceed 1.36%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any "Acquired Fund Fees and Expenses," which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement.

Expense Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first two years of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Six Thirteen Core Equity Fund | Six Thirteen Core Equity Fund | USD ($)	146	1,962

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance.
Principal Investment Strategies
The Fund will invest primarily in common stocks of companies with market capitalization of greater than $1 billion that in the opinion of the Fund’s adviser, JVIF, LLC (the “Adviser”), are consistent with the Jewish values of tikkun olam (repairing the world) and promoting the development of Israel, as more fully described below. Investments that meet the Adviser’s Jewish values criteria must then be determined to be high quality and attractively valued companies, based on strong fundamental analysis. The Adviser chooses investments based on both growth and value characteristics.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies consistent with the Jewis values described below. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock) and shares of other investment companies (including open-end and closed-end funds and exchange-traded funds (“ETFs”)) whose portfolios primarily consist of equity securities. At times, the Fund will invest in small cap and mid cap companies. The Fund may invest in U.S. traded Israeli companies through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may also invest in cash and other cash equivalents.

Jewish values seen within the strategy

The Jewish values of tikkun olam and/or promoting the development of Israel drive the investment philosophy of the Adviser. The Adviser strives to generate financial returns through:
  U.S. companies that embody environmental and social responsibility;
  U.S. companies that embody strong corporate governance;
  Promoting the development and growth of Israel by investing in U.S. traded Israeli companies and U.S. companies that contribute to the development and growth of the Israeli economy; or
  Companies that embody the values of tzedakah (Acts of righteousness and/or justice)
In conducting the screening described above the Adviser may utilize a commercially available screening tool. The tool allows the Adviser to screen companies based on aggregated environmental, social and governance data and allows the Adviser to compare companies based on various screening criteria. The Adviser also monitors current events on various asset classes, securities, persons or sources to ensure the Fund’s investment strategy remains consistent with Jewish values as described herein. The Adviser conducts ongoing quarterly reviews to ensure current holdings continue to meet its criteria.

The Adviser’s fundamental analysis includes assessing the financial strength of individual companies and may include reviewing various financial metrics and other data to determine a company’s underlying value and potential for future growth.

The Adviser reserves the right to sell a security if it no longer meets its screening criteria, or if in the opinion of the Adviser the investment is no longer consistent with Jewish values, as described herein.
Principal Risks
The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”).

Excluded Securities Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund’s Jewish values investment screening. Because the Fund does not invest in companies that do not meet its Jewish values criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities and as a result of such exclusions the Fund may underperform or decline in value such that an investor may lose money.

Socially Responsible Investing Risk. The Fund considers various socially responsible investing principles in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider socially responsible investing principles in their investing, and that the value of the Fund could decrease resulting in an investor losing money.

Risk of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

Volatility Risk. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Management Risk. The Adviser’s skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

Small and Mid Cap Risk. The earnings and prospects of small and mid cap companies are more volatile than larger companies, and these companies may experience higher failure rates than do larger companies. The trading volume is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Small and medium capitalization companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Foreign Securities Risk. The Fund may invest in foreign securities through ADRs. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country related risks including political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies restricting the movement of assets; different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds.

Cybersecurity Risk. The Fund and its service providers may be subject, directly or indirectly, to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

New Adviser Risk. The investment adviser is recently formed and has not previously managed a mutual fund.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Performance
The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Performance data current to the most recent month end may be obtained by calling (800) 824-5041, a toll-free number, or data current to the most recent month end may be access on the Fund's website at www.jvifunds.com.